Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 1,075.4	$ 1,295.2
Translation adjustment	(55.3)	(219.8)
Goodwill, Ending Balance	$ 1,020.1	$ 1,075.4